Income Tax Expense (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (1,440)
Credited (charged) to the income statement	(2,201)
(Credited) Charged to OCI	637
Deferred tax liabilities	(3,004)	$ (1,440)
Net deferred tax liabilities
Net deferred tax liabilities	(1,440)
Charged to the income statement	(2,201)
Charged to OCI	637
Net deferred tax liabilities	(3,004)	(1,440)
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(8,918)	(7,422)
Credited (charged) to the income statement	(1,295)	(1,615)
(Credited) Charged to OCI		119
Deferred tax liabilities	(10,213)	(8,918)
Net deferred tax liabilities
Charged to the income statement	(1,295)	(1,615)
Charged to OCI		119
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,478	6,638
Credited (charged) to the income statement	(906)	920
(Credited) Charged to OCI	637	(80)
Deferred tax assets	7,209	7,478
Net deferred tax liabilities
Charged to the income statement	(906)	920
Charged to OCI	637	(80)
Mineral Property Interest [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(6,137)	(4,712)
Credited (charged) to the income statement	(1,390)	(1,425)
(Credited) Charged to OCI		0
Deferred tax liabilities	(7,527)	(6,137)
Net deferred tax liabilities
Charged to the income statement	(1,390)	(1,425)
Charged to OCI		0
Mineral Property Interest [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	770	592
Credited (charged) to the income statement	69	178
(Credited) Charged to OCI	0	0
Deferred tax assets	839	770
Net deferred tax liabilities
Charged to the income statement	69	178
Charged to OCI	0	0
Inventory [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(126)	(126)
Credited (charged) to the income statement	13	0
(Credited) Charged to OCI		0
Deferred tax liabilities	(113)	(126)
Net deferred tax liabilities
Charged to the income statement	13	0
Charged to OCI		0
Property, Plant And Equipments [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,505)	(1,365)
Credited (charged) to the income statement	41	(140)
(Credited) Charged to OCI		0
Deferred tax liabilities	(1,464)	(1,505)
Net deferred tax liabilities
Charged to the income statement	41	(140)
Charged to OCI		0
Property, Plant And Equipments [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	143	316
Credited (charged) to the income statement	(66)	(173)
(Credited) Charged to OCI	0	0
Deferred tax assets	77	143
Net deferred tax liabilities
Charged to the income statement	(66)	(173)
Charged to OCI	0	0
Other temporary differences [member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,150)	(1,219)
Credited (charged) to the income statement	41	(50)
(Credited) Charged to OCI		119
Deferred tax liabilities	(1,109)	(1,150)
Net deferred tax liabilities
Charged to the income statement	41	(50)
Charged to OCI		119
Other temporary differences [member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	799	1,440
Credited (charged) to the income statement	(775)	(561)
(Credited) Charged to OCI	637	(80)
Deferred tax assets	661	799
Net deferred tax liabilities
Charged to the income statement	(775)	(561)
Charged to OCI	637	(80)
Loss Carryforward [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,281	2,757
Credited (charged) to the income statement	(13)	1,524
(Credited) Charged to OCI	0	0
Deferred tax assets	4,268	4,281
Net deferred tax liabilities
Charged to the income statement	(13)	1,524
Charged to OCI	0	0
Provision for decommissioning, restoration and rehabilitation costs [member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,485	1,533
Credited (charged) to the income statement	(121)	(48)
(Credited) Charged to OCI	0	0
Deferred tax assets	1,364	1,485
Net deferred tax liabilities
Charged to the income statement	(121)	(48)
Charged to OCI	$ 0	$ 0